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                                                            [LOGO OF METLIFE(R)]

METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

November 7, 2012

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-54358; 811-05200
    (Class A)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information Supplement("SAI Supplement") dated November 2, 2012 to the Statement of Additional Information dated April 30, 2012 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI Supplement contained in Post-Effective Amendment No. 32 for the Account filed electronically with the Commission on October 4, 2012.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Corporate Counsel
Metropolitan Life Insurance Company